MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Balance Begin	$ 465,000	$ 340,000	$ 1
Acquisition - cash payments	225,000	100,000	105,000
Acquisition - share issuance			210,000
Acquisition - royalty payments	25,000	25,000	25,000
Disposals			0
Balance End	715,000	465,000	340,000
Maestros Property [Member]
Statement [Line Items]
Balance Begin	365,000	340,000	0
Acquisition - cash payments	0	0	105,000
Acquisition - share issuance			210,000
Acquisition - royalty payments	25,000	25,000	25,000
Disposals			0
Balance End	390,000	365,000	340,000
Jake Property [Member]
Statement [Line Items]
Balance Begin	100,000	0	0
Acquisition - cash payments	225,000	100,000	0
Acquisition - share issuance			0
Acquisition - royalty payments	0	0	0
Disposals			0
Balance End	325,000	100,000	0
Angel's Camp Royalty [Member]
Statement [Line Items]
Balance Begin	0	0	1
Acquisition - cash payments	0	0	0
Acquisition - share issuance		0	0
Acquisition - royalty payments	0	0	0
Disposals	0	0	1
Balance End	$ 0	$ 0	$ 0